ACCOUNTING POLICIES (Critical Accounting Estimates) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of changes in accounting estimates [line items]
Discount rate used to test investment for impairment	12.38%
Legal claims and other matters
Disclosure of changes in accounting estimates [line items]
Other provisions	$ 962.8	$ 839.9